Pension Plans and Retiree Benefits - Schedule of Funded Status Based on Accumulated Benefit Obligation (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Canada
Defined Benefit Plan Disclosure
Accumulated benefit obligation	$ 33	$ 36
Foreign Plan
Defined Benefit Plan Disclosure
Accumulated benefit obligation	$ 1,659	$ 1,704